Summary of Significant Accounting Policies (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander Corredora de Seguros Limitada
Main Activity		Insurance brokerage
Country		Santiago, Chile
Direct interest Owned		99.75%	99.75%	99.75%
indirect interest Owned		0.01%	0.01%	0.01%
Total interest Owned		99.76%	99.76%	99.76%
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander Corredores de Bolsa Limitada
Main Activity		Financial instruments brokerage
Country		Santiago, Chile
Direct interest Owned		50.59%	50.59%	50.59%
indirect interest Owned		0.41%	0.41%	0.41%
Total interest Owned		51.00%	51.00%	51.00%
Santander Asesorias Financieras Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary	[1]	Santander Asesorias Financieras Limitada
Main Activity	[1]	Securities brokerage
Country	[1]	Santiago, Chile
Direct interest Owned	[1]	99.03%	99.03%	99.03%
indirect interest Owned	[1]
Total interest Owned	[1]	99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander S.A. Sociedad Securitizadora
Main Activity		Purchase of credits and issuance of debt instruments
Country		Santiago, Chile
Direct interest Owned		99.64%	99.64%	99.64%
indirect interest Owned
Total interest Owned		99.64%	99.64%	99.64%
Klare Corredora de Seguros S.A. [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary	[2]	Klare Corredora de Seguros S.A.
Main Activity	[2]	Insurance brokerage
Country	[2]	Santiago, Chile
Direct interest Owned	[2]	50.10%
indirect interest Owned	[2]
Total interest Owned	[2]	50.10%
Santander Consumer Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary	[3]	Santander Consumer Chile S.A.
Main Activity	[3]	Financing
Country	[3]	Santiago, Chile
Direct interest Owned	[3]	51.00%
indirect interest Owned	[3]
Total interest Owned	[3]	51.00%

[1]	On December 18, 2019, Santander Agente de Valores Limitada changes its business name and the conpany's object company's object, to Santander Asesorias Financieras Limitada, and offering financial advice.
[2]	On October 19, 2019 Klare Corredora de Seguros S.A. was created as a digital insurance brokerage, and supporting banking business company and thus subject to banking regulations. The Banks owns the 50,10% of the company's capital share.
[3]	On November 15, 2019, Commission for the Financial Market (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was performed on November 27, 2019.